Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Other Operating Expenses
Commission		₨ 304,932	₨ 360,877	₨ 315,137
Communication		210,303	179,656	164,637
Legal and professional fees		480,944	346,867	301,252
Outsourcing fees		36,054	35,924	28,764
Payment gateway and other charges		414,969	511,948	397,590
Bad debts written-off and allowance for credit impaired receivables and other advances		84,415	(43,697)	154,607
Duties and taxes		51,985	2,606	14,632
Rent (Refer note 42)		10,968	3,646	1,832
Repairs and maintenance		59,728	48,056	44,387
Travelling and conveyance		38,868	41,200	32,126
Insurance		48,139	55,637	76,170
Corporate social responsibility (CSR) expense		4,998
Miscellaneous expenses		33,162	36,632	23,829
Total	$ 20,830	₨ 1,779,465	₨ 1,579,352	₨ 1,554,963